RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of name and relationships with related parties

Name of related party	Relationship with the Group

Hanwha Corporation	A major shareholder of Hanwha Chemical Corporation
Hanwha Chemical Corporation	Holding company of Hanwha Solar
SolarOne Group *	A group whose significant shareholder was Hanwha Chemical Corporation
Hanwha S&C Co., Ltd.	A company controlled by Hanwha Corporation
Hanwha TechM Co., Ltd.	A subsidiary of Hanwha Corporation
Hanwha Q CELLS Japan Co., Ltd.	A subsidiary of Hanwha Corporation
Hanwha Q CELLS USA Corp.	A subsidiary of Hanwha Corporation
Hanwha Europe GmbH	A subsidiary of Hanwha Corporation
Hanwha Q CELLS Korea Corp.	A subsidiary of Hanwha Corporation
Foodist Food Culture(Shanghai) Co., Ltd.	A subsidiary of Hanwha Corporation
Hanwha Techwin Co., Ltd.	A subsidiary of Hanwha Corporation
Hanwha Hotel & Resort Co., Ltd.	A subsidiary of Hanwha Corporation
Hanwha TechM Hungary Zrt.	A subsidiary of Hanwha Corporation
Hanwha International LLC	A subsidiary of Hanwha Chemical Corporation
Hanwha Advanced Materials Corporation	A subsidiary of Hanwha Chemical Corporation
Hanwha Chemical (Thailand) Co., Ltd.	A subsidiary of Hanwha Chemical Corporation
Hanwha Chemical Malaysia Sdn. Bhd.	A subsidiary of Hanwha Chemical Corporation
Hancomm, Inc. ***	A company whose significant shareholder is Hanwha S&C
Hanwha S&C Trading (Shanghai) Co., Ltd.	A subsidiary of Hanwha S&C
Hanwha Chemical Trading (Shanghai) Co., Ltd.	A subsidiary of Hanwha Chemical Corporation
Hanwha Life Insurance Co., Ltd.	A Pension for the benefit of employees
Hanwha Non-Life Insurance Co., Ltd.	A Pension for the benefit of employees
Bt1 Enerji Iç Ve Dis Tic.San.Ve Tic.Ltd.Şti.	A subsidiary of Hanwha S&C
Primo Günes Enerjisi A.Ş.	A subsidiary of Hanwha S&C
Razin Elektrik Üretim Sanayi Ve Ticaret Anonim Şirketi	A subsidiary of Hanwha S&C
Altinorda Enerji Iç Ve Dis Tic.San.Ve Tic.Ltd.Şti.	A subsidiary of Hanwha S&C
Bahçesaray Enerji Iç Ve Dis Tic.San.Ve Tic.Ltd.Şti.	A subsidiary of Hanwha S&C
Meca Enerji Iç Ve Dis Tic.San.Ve Ticaret Limited Şirketi	A subsidiary of Hanwha S&C
Burdur Enerji A.Ş.	Joint venture of Hanwha Q CELLS Corp.
ReNew Akshay Urja Pvt. Ltd.	Joint venture of Hanwha Q CELLS Corp.
Shanghai Baowangtiansui Solar Co., Ltd.	Associate of Hanwha SolarOne (Shanghai) Co., Ltd.
Tri Energy Global Pte. Ltd.	A subsidiary of Hanwha S&C
Fenland Renewables Ltd. **	VIE
Green End Renewables Ltd. **	VIE

* All the entities within the SolarOne Group ceased to be related parties subsequent to the consummation of the Transaction on February 6, 2015.

** The investments in these two entities were disposed in 2015.

*** Hancomm, Inc. has been excluded from the criteria of related party during 2015.

Schedule of significant related party transactions and balances
In millions of $	For the year ended December 31,
	2014	2015	2016

Purchase of product from:
Hanwha Corporation	310.8	306.7	259.8
Hanwha Advanced Materials Corporation	5.5	47.3	43.4
Hanwha Chemical Corporation	3.7	35.6	53.7
Hanwha Q CELLS USA Corp.	-	20.4	-
Hanwha Q CELLS Korea Corp.	-	2.7	496.4
Hanwha International LLC	-	2.3	-
Hanwha Q CELLS Japan Co., Ltd.	2.1	3.1	5.9
SolarOne Group	84.1	-	-
Hanwha Europe GmbH	14.3	-	0.1
Hancomm	0.4	-	-
Others	0.3	1.1	-

	421.2	419.2	859.3

Purchase of services from:
Hanwha Corporation	-	40.1	1.6
Foodist Food Culture (Shanghai) Co., Ltd.	-	4.9	4.4
Hanwha S&C Co., Ltd.	-	2.5	6.9
Hanwha International LLC	-	1.8	-
Hanwha Q CELLS USA Corp.	-	0.8	-
Hanwha Advanced Material Corporation	-	-	1.6
Hanwha Chemical Corporation	-	-	0.8
Hancomm	0.4	0.3	-
Hanwha Life Insurance Co., Ltd.	-	-	0.8
Hanwha Non-Life Insurance Co., Ltd.	-	-	0.9
Others	0.3	3.4	1.3
	0.7	53.8	19.2

Purchase of fixed assets from:
Hanwha TechM Co., Ltd.	-	89.4	-

In millions of $	For the year ended December 31,
	2014	2015	2016
Sales of products to:
Hanwha Q CELLS Japan Co., Ltd.	56.7	193.4	284.0
Hanwha Q CELLS USA Corp.	2.5	139.7	-
Hanwha Corporation	340.8	117.5	38.7
Hanwha Q CELLS Korea Corp.	0.2	76.5	105.5
Hanwha International LLC	55.6	75	-
Renew Akshay Urja Private Limited	-	38.4	51.3
Burdur Enerji A.S.	-	10.2	0.0
Bt1 Enerji Iç Ve Dis Tic.San.Ve Tic.Ltd.Sti.	-	5.7	3.0
Hanwha Engineering & Construction	-	3.7	-
Razin Elektrik Üretim Sanayi Ve Ticaret Anonim Sirketi	-	2	25.1
Altinorda Enerji Iç Ve Dis Tic.San.Ve Tic.Ltd.Sti.	-	1.4	0.7
Bahçesaray Enerji Iç Ve Dis Tic.San.Ve Tic.Ltd.Sti.	-	1.4	0.7
Meca Enerji Iç Ve Dis Tic.San.Ve Ticaret Limited Sirketi	-	1.4	0.7
SolarOne Group	9.1	-	-
TRI ENERGY GLOBAL PTE. LTD.	-	-	59.7
Others	0.1	0.3	-

	465.0	666.6	569.1

Sales of services to:
Hanwha Q CELLS Korea Corp.	-	-	7.2

	-	-	7.2

In millions of $	For the year ended December 31,
	2014	2015	2016
Borrowings from:
Hanwha S&C Trading (Shanghai) Co., Ltd.	-	16	-
Hanwha Chemical (Thailand) Co., Ltd.	-	5	-
Hanwha Chemical Malaysia Sdn. Bhd.	-	5	-
Hanwha Europe GmbH	-	9.8	-

	-	35.8	-

Loans to:
Hanwha Q CELLS USA Corp.	15.3	30.0	1.0
Hanwha Q CELLS Korea Corp.	-	30.0	100.0
Primo Günes Enerjisi A.Ş.	-	5.1	0.1
Burdur Enerji A.Ş.	-	1.0	-
Fenland Renewables Ltd.	5.0	-	-
Green End Renewables Ltd.	4.1	-	-

	24.4	66.1	101.1

Interest paid to:
Hanwha S&C Co., Ltd.	-	0.7	-
Hanwha Corporation	3.5	-	-
Hanwha TechM Hungary Zrt.	-	-	0.1
Hanwha Chemical Trading(Shanghai) Co., Ltd.	-	-	0.1

	3.5	0.7	0.2

Interest received from:
Hanwha Q CELLS USA Corp.	0.3	0.9	-
Hanwha Q CELLS Korea Corp.	-	0.7	2.4

	0.3	1.6	2.4

Commission fee for bank borrowings and long-term notes paid to:
Hanwha Chemical Corporation	2.3	7.7	5.7

Schedule of balances with related parties
In millions of $	As of December 31,
	2015	2016

Amount due from related parties:
Hanwha Q CELLS Korea Corp.	142.2	43.9
Hanwha Corporation	75.6	-
Hanwha Q CELLS USA Corp.	58.9	20.8
Hanwha Q CELLS Japan Co., Ltd.	21	33.4
Hanwha Chemical Corporation	7	0.3
Bt1 Enerji Iç Ve Dis Tic.San.Ve Tic.Ltd.Şti.	5.6	-
Renew Akshay Urja Private Limited	5.2	-
Primo Günes Enerjisi A.Ş.	5.1	3.2
Shanghai Baowangtiansui Solar Co., Ltd.	4.2	-
Burdur Enerji A.Ş.	2.6	-
Razin Elektrik Üretim Sanayi Ve Ticaret Anonim Şirketi	2	-
Altinorda Enerji Iç Ve Dis Tic.San.Ve Tic.Ltd.Şti.	1.4	-
Bahçesaray Enerji Iç Ve Dis Tic.San.Ve Tic.Ltd.Şti.	1.4	-
Meca Enerji Iç Ve Dis Tic.San.Ve Ticaret Limited Şirketi	1.4	-
Hanwha International LLC	0.3	-
TRI ENERGY GLOBAL PTE. LTD.	-	0.2
Hanwha Life Insurance Co., Ltd.	-	0.7
Hanwha Non-Life Insurance Co., Ltd.	-	0.2
Others	-	0.5

	333.9	103.2
Thereof:
Current amount due from related parties	324.6	96.6
Non-current amount due from related parties	9.3	6.6

In millions of $	As of December 31,
	2015	2016

Amount due to related parties:
Hanwha Corporation	118.6	27.5
Hanwha TechM Co., Ltd.	26.3	-
Hanwha Advanced Materials Coporation	14.4	7.3
Hanwha Europe GmbH	9.9	-
Hanwha Chemical Corporation	9.5	9.1
Hanwha S&C Trading (Shanghai) Co., Ltd.	7.9	-
Hanwha TechM Hungary Zrt.	4.4	-
Hanwha Q CELLS USA Corp.	3.3	-
Hanwha Q CELLS Korea Corp.	3.2	117.1
Hanwha Q CELLS Japan Co., Ltd.	2.4	-
Hanwha S&C Co., Ltd.	1.2	0.2
Hanwha Techwin Co., Ltd.	0.2	-
Hanwha Hotel & Resort Co., Ltd.	0.1	-
Others	-	0.4

	201.4	161.6

Schedule of book value of related assets and liabilities
In millions of $
Current assets:
Inventories	51.2
Accounts receivable and other receivables	66.4
Other current assets	30.9

Total current assets	148.5

Non-current assets:
Fixed assets	63.4
Intangible assets	0.8
Other non-current assets	0.2

Total non-current assets	64.4

Total assets	212.9

Current liabilities:
Accounts payable and other payables	83.0
Long-term borrowings, current portion	7.8
Other current liabilities	31.0

Total current liabilities	121.8

Non-current liabilities:
Defined benefit obligation	1.5
Long-term borrowings	33.9
Other long-term liabilities	1.8

Total non-current liabilities	37.2

Total Liabilities	159.0

Net assets	53.9